Commitments (Schedule Of Lease Commitments Under Non-Cancelable Operating Leases) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 4,474
2020	2,747
2021	1,497
2022	334
2023	269
After 2023	$ 343